SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - NATURALSHRIMP INCORPORATED [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Derivative liability, beginning	$ 13,101,000		$ 176,000
Reclass to equity upon conversion or redemption			(205,000)
Additions to derivatives		12,985,000
Change in fair value	16,927,000	116,000	29,000
Derivative liability, ending	$ 30,028,000	$ 13,101,000